Sale Leaseback (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Sale Leaseback [Abstract]
Total lease payment	$ 4,020,518
Less: imputed interest and principal	(2,232,605)
Total current portion of sale leaseback obligation as of December 31, 2017	$ 1,787,913